Document and Entity Information	Jan. 12, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2026
Entity File Number	001-01136
Entity Registrant Name	BRISTOL-MYERS SQUIBB COMPANY
Entity Central Index Key	0000014272
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-0790350
Entity Address, Address Line One	Route 206 & Province Line Road
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08543
City Area Code	609
Local Phone Number	252-4621
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.10 Par Value
Trading Symbol	BMY
Security Exchange Name	NYSE
1.750% Notes due 2035 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.750% Notes due 2035
Trading Symbol	BMY35
Security Exchange Name	NYSE
Celgene Contingent Value Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Celgene Contingent Value Rights
Trading Symbol	CELG RT
Security Exchange Name	NYSE
2.973% Notes due 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.973% Notes due 2030
Trading Symbol	BMY/30
Security Exchange Name	NYSE
3.363% Notes due 2033 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.363% Notes due 2033
Trading Symbol	BMY/33
Security Exchange Name	NYSE
3.857% Notes due 2038 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.857% Notes due 2038
Trading Symbol	BMY/38
Security Exchange Name	NYSE
4.289% Notes due 2045 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.289% Notes due 2045
Trading Symbol	BMY/45
Security Exchange Name	NYSE
4.581% Notes due 2055 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.581% Notes due 2055
Trading Symbol	BMY/55
Security Exchange Name	NYSE